Contract Liability (Tables)	6 Months Ended
Apr. 30, 2023
Contract Liability [Abstract]
Schedule of Contract Liability	Contract liability comprised of the following:
	April 30,	October 31,
	2023	2022
Customer deposit for car purchase	1,475,213	1,343,442
Total, net	1,475,213	1,343,442